Financial Instruments - Derivative Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Gains on foreign currency and commodity contracts:
Realized (losses) gains on foreign currency and commodity contracts	$ (2,594)	$ 2,669
Unrealized gains on foreign currency and commodity contracts	6,137	646
Gains (losses) on financial assets at fair value through profit or loss	3,543	3,315
Gain (loss) on derivatives	38	(14)
Warrants [member]
Gains on foreign currency and commodity contracts:
Gain (loss) on derivatives	$ 38	$ (14)